Key Management Personnel - Summary of Key Management Personnel (Detail) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 13,190,838	$ 16,439,948	$ 14,979,983
Post-employment benefits	1,506,108	1,895,828	2,356,594
Share-based payments	13,356,657	13,747,355	16,837,179
Total	$ 28,053,603	$ 32,083,131	$ 34,173,756